Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Trade and Other Payables [Abstract]
Trade payables – third parties	$ 5,826	$ 3,290
Other payables – third parties	664	506
Other tax payable	47	46
VAT payable	87	148
Accruals	1,043	1,403
Total trade and other payables	$ 7,667	$ 5,393